Portfolio of Investments
Columbia Acorn® Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 2.5%
Take-Two Interactive Software, Inc.(a)	211,000	37,283,700
Zynga, Inc., Class A(a)	8,276,599	84,504,076
Total		121,787,776
Total Communication Services		121,787,776
Consumer Discretionary 15.5%
Auto Components 1.6%
Visteon Corp.(a)	652,503	79,572,741
Diversified Consumer Services 0.8%
Chegg, Inc.(a)	459,443	39,355,887
Hotels, Restaurants & Leisure 4.9%
Churchill Downs, Inc.	227,000	51,624,340
DraftKings, Inc., Class A(a)	812,500	49,830,625
Planet Fitness, Inc., Class A(a)	958,817	74,116,554
Wingstop, Inc.	482,304	61,334,600
Total		236,906,119
Household Durables 1.7%
NVR, Inc.(a)	12,000	56,531,160
Skyline Champion Corp.(a)	559,105	25,305,092
Total		81,836,252
Internet & Direct Marketing Retail 2.4%
ContextLogic, Inc., Class A(a),(b)	1,973,000	31,173,400
Etsy, Inc.(a)	331,650	66,883,856
Poshmark, Inc., Class A(a),(b),(c)	433,960	17,618,776
Total		115,676,032
Specialty Retail 4.1%
Five Below, Inc.(a)	278,000	53,039,620
Floor & Decor Holdings, Inc.(a)	518,000	49,458,640
Tractor Supply Co.	132,773	23,511,443
Vroom, Inc.(a)	750,207	29,250,571
Williams-Sonoma, Inc.	230,000	41,216,000
Total		196,476,274
Total Consumer Discretionary		749,823,305
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.0%
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	824,000	36,964,640
Food Products 0.7%
Beyond Meat, Inc.(a),(b)	252,000	32,790,240
Household Products 0.6%
WD-40 Co.	92,659	28,370,333
Total Consumer Staples		98,125,213
Financials 6.2%
Banks 1.4%
Lakeland Financial Corp.	603,621	41,764,537
SVB Financial Group(a)	50,000	24,683,000
Total		66,447,537
Capital Markets 4.0%
Ares Management Corp., Class A	1,010,290	56,606,549
GCM Grosvenor, Inc., Class A	2,226,000	26,489,400
Hamilton Lane, Inc., Class A(c)	864,000	76,515,840
Houlihan Lokey, Inc.	521,000	34,651,710
Total		194,263,499
Consumer Finance 0.8%
Upstart Holdings, Inc.(a),(b)	315,803	40,694,374
Total Financials		301,405,410
Health Care 25.8%
Biotechnology 11.9%
ACADIA Pharmaceuticals, Inc.(a)	1,293,490	33,372,042
Acceleron Pharma, Inc.(a)	385,693	52,303,828
Anika Therapeutics, Inc.(a)	648,943	26,470,385
Arcus Biosciences, Inc.(a)	1,072,015	30,102,181
Argenx SE, ADR(a)	114,951	31,656,356
BioMarin Pharmaceutical, Inc.(a)	468,700	35,391,537
CRISPR Therapeutics AG(a)	340,199	41,453,248
Exact Sciences Corp.(a)	341,400	44,989,692
Fate Therapeutics, Inc.(a)	368,000	30,341,600
Immunogen, Inc.(a)	3,461,492	28,038,085
Insmed, Inc.(a)	1,675,370	57,063,102
Kiniksa Pharmaceuticals Ltd., Class A(a),(c)	978,717	18,116,052
Columbia Acorn® Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kura Oncology, Inc.(a)	1,711,127	48,373,560
Mirati Therapeutics, Inc.(a)	187,230	32,072,499
Natera, Inc.(a)	667,000	67,727,180
Total		577,471,347
Health Care Equipment & Supplies 4.9%
Eargo, Inc.(a)	630,706	31,503,765
Globus Medical, Inc., Class A(a)	760,100	46,875,367
Haemonetics Corp.(a)	526,750	58,474,517
Masimo Corp.(a)	246,100	56,519,326
Penumbra, Inc.(a)	153,628	41,568,664
Total		234,941,639
Health Care Providers & Services 3.6%
Amedisys, Inc.(a)	232,300	61,510,717
Chemed Corp.	92,296	42,439,547
Encompass Health Corp.	840,663	68,850,299
Total		172,800,563
Life Sciences Tools & Services 3.2%
10X Genomics, Inc., Class A(a)	325,453	58,906,993
Bio-Techne Corp.	132,002	50,415,524
Pacific Biosciences of California, Inc.(a)	1,316,600	43,855,946
Total		153,178,463
Pharmaceuticals 2.2%
Horizon Therapeutics PLC(a)	886,589	81,601,652
Nektar Therapeutics(a)	1,313,000	26,260,000
Total		107,861,652
Total Health Care		1,246,253,664
Industrials 11.0%
Commercial Services & Supplies 0.4%
Unifirst Corp.	84,000	18,791,640
Electrical Equipment 4.3%
Atkor, Inc.(a)	973,982	70,029,306
Generac Holdings, Inc.(a)	241,350	79,030,057
Plug Power, Inc.(a)	1,723,000	61,752,320
Total		210,811,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.9%
IDEX Corp.	133,500	27,944,220
ITT, Inc.	440,311	40,028,673
SPX Corp.(a)	1,233,872	71,897,722
Total		139,870,615
Professional Services 1.6%
Exponent, Inc.	396,300	38,619,435
ICF International, Inc.	441,000	38,543,400
Total		77,162,835
Road & Rail 0.8%
Old Dominion Freight Line, Inc.	156,310	37,578,487
Trading Companies & Distributors 1.0%
Watsco, Inc.	185,652	48,408,759
Total Industrials		532,624,019
Information Technology 30.8%
Communications Equipment 0.7%
Calix, Inc.(a)	922,854	31,986,120
Electronic Equipment, Instruments & Components 4.0%
CDW Corp.	433,122	71,789,971
Dolby Laboratories, Inc., Class A	637,000	62,884,640
ePlus, Inc.(a),(c)	574,772	57,270,282
Total		191,944,893
IT Services 7.8%
DigitalOcean Holdings, Inc.(a)	617,000	25,994,210
Endava PLC, ADR(a)	688,725	58,328,120
EPAM Systems, Inc.(a)	133,437	52,933,124
GoDaddy, Inc., Class A(a)	892,997	69,314,427
Jack Henry & Associates, Inc.	253,575	38,472,399
MongoDB, Inc.(a)	224,975	60,165,064
VeriSign, Inc.(a)	133,000	26,435,080
Wix.com Ltd.(a)	160,950	44,940,459
Total		376,582,883
Semiconductors & Semiconductor Equipment 2.9%
SolarEdge Technologies, Inc.(a)	198,519	57,062,301
Teradyne, Inc.	688,086	83,726,305
Total		140,788,606

2	Columbia Acorn® Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 15.4%
Anaplan, Inc.(a)	732,950	39,469,358
Blackline, Inc.(a)	426,525	46,235,310
Cadence Design Systems, Inc.(a)	331,775	45,449,857
CyberArk Software Ltd.(a)	201,788	26,099,260
Elastic NV(a)	509,675	56,675,860
HubSpot, Inc.(a)	157,700	71,628,917
j2 Global, Inc.(a)	440,700	52,822,302
JFrog Ltd.(a)	654,694	29,048,773
Manhattan Associates, Inc.(a)	374,660	43,977,591
Medallia, Inc.(a)	1,111,736	31,006,317
Mimecast Ltd.(a)	1,013,786	40,764,335
Olo, Inc., Class A(a)	991,000	26,152,490
ON24, Inc.(a),(b)	713,900	34,631,289
Sprout Social, Inc., Class A(a)	996,070	57,533,003
Voyager Digital Ltd.(a)	1,208,848	31,260,809
Zendesk, Inc.(a)	504,800	66,946,576
Zscaler, Inc.(a)	268,451	46,084,983
Total		745,787,030
Total Information Technology		1,487,089,532
Materials 2.8%
Chemicals 2.1%
Avient Corp.	958,000	45,284,660
Celanese Corp., Class A	356,000	53,332,360
Total		98,617,020
Containers & Packaging 0.7%
Avery Dennison Corp.	192,696	35,388,620
Total Materials		134,005,640
Real Estate 1.1%
Real Estate Management & Development 1.1%
Colliers International Group, Inc.	336,817	33,088,902
FirstService Corp.	132,500	19,635,175
Total		52,724,077
Total Real Estate		52,724,077
Total Common Stocks (Cost $3,553,236,875)		4,723,838,636

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.6%
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP(a)	623,000	30,950,640
Total Consumer Discretionary		30,950,640
Total Limited Partnerships (Cost $22,095,257)		30,950,640

Securities Lending Collateral 0.9%

Dreyfus Government Cash Management Fund, Instutional Shares, 0.030%(d),(e)	44,632,730	44,632,730
Total Securities Lending Collateral (Cost $44,632,730)		44,632,730

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	89,832,261	89,823,278
Total Money Market Funds (Cost $89,822,374)		89,823,278
Total Investments in Securities (Cost: $3,709,787,236)		4,889,245,284
Obligation to Return Collateral for Securities Loaned		(44,632,730)
Other Assets & Liabilities, Net		(10,863,234)
Net Assets		4,833,749,320

At March 31, 2021, securities and/or cash totaling $7,201,500 were pledged as collateral.
Columbia Acorn® Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $47,009,741.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	39,795,717	574,098,174	(524,066,313)	(4,300)	89,823,278	4,301	17,993	89,832,261
ePlus, Inc.‡,†
	—	47,101,170	(32,575,497)	—	—	3,114,795	—	—
Hamilton Lane, Inc., Class A‡,†
	—	48,305,512	—	—	—	—	270,000	—
Kiniksa Pharmaceuticals Ltd., Class A†
	28,164,513	—	(13,062,908)	3,002,426	—	438,624	—	—
Poshmark, Inc., Class A‡,†
	—	44,707,369	(11,237,810)	—	—	(4,973,855)	—	—
Total	67,960,230			2,998,126	89,823,278	(1,416,135)	287,993

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | Quarterly Report 2021

Portfolio of Investments
Columbia Acorn International®, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Australia 5.3%
Bapcor Ltd.	5,398,500	30,859,981
carsales.com Ltd.	2,152,027	29,265,687
Evolution Mining Ltd.	3,232,513	10,070,625
IDP Education Ltd.	1,288,800	23,450,893
Technology One Ltd.	2,125,116	15,150,182
Temple & Webster Group Ltd.(a),(b)	3,074,000	21,347,817
Total		130,145,185
Austria 1.0%
S&T AG(a),(b)	948,301	23,591,318
Brazil 2.5%
Notre Dame Intermedica Participacoes SA(a)	2,323,600	34,222,494
TOTVS SA	5,069,400	26,118,625
Total		60,341,119
Cambodia 0.8%
NagaCorp Ltd.	15,779,000	18,706,933
Canada 2.9%
CCL Industries, Inc.	399,673	22,109,706
Osisko Gold Royalties Ltd.	3,334,316	36,720,724
Parex Resources, Inc.(a)	657,910	11,732,126
Total		70,562,556
China 3.0%
A-Living Smart City Services Co., Ltd.	5,100,750	22,706,977
Shenzhou International Group Holdings Ltd.	1,288,100	26,942,610
Silergy Corp.	288,000	23,754,691
Total		73,404,278
Denmark 2.8%
ALK-Abello AS(a)	64,528	24,503,231
SimCorp AS	359,967	44,569,799
Total		69,073,030
France 0.6%
Robertet SA	13,120	14,231,887
Germany 6.5%
Eckert & Ziegler Strahlen- und Medizintechnik AG	291,981	23,310,733
Hypoport SE(a)	69,579	36,902,556
Jenoptik AG	932,392	28,023,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Nemetschek SE	574,097	36,646,900
TeamViewer AG(a)	806,680	34,498,706
Total		159,382,023
Greece 0.7%
JUMBO SA	953,271	17,490,963
Hong Kong 0.9%
Vitasoy International Holdings Ltd.	5,666,000	21,809,324
Ireland 0.2%
UDG Healthcare PLC	340,000	3,681,718
Italy 3.4%
Amplifon SpA(a)	1,055,478	39,275,032
GVS SpA(a)	1,238,790	19,483,950
Nexi SpA(a)	1,370,486	23,911,215
Total		82,670,197
Japan 18.8%
Aruhi Corp.	1,190,500	19,439,386
Daifuku Co., Ltd.	444,400	43,670,854
Daiseki Co., Ltd.	838,833	30,465,330
Disco Corp.	57,500	18,170,231
Elecom Co., Ltd.	1,275,000	28,342,192
Fuso Chemical Co., Ltd.	606,800	22,339,191
Hikari Tsushin, Inc.	375,828	75,773,247
Invesco Office J-REIT, Inc.	151,630	23,949,754
Nihon M&A Center, Inc.	143,000	3,878,672
Nihon Unisys Ltd.	851,400	26,330,662
NSD Co., Ltd.	731,900	12,211,234
Obic Co., Ltd.	137,000	25,138,353
Seiren Co., Ltd.	929,900	16,394,553
Sekisui Chemical Co., Ltd.	4,050,900	78,001,481
Shima Seiki Manufacturing Ltd.	341,100	7,920,933
Solasto Corp.	1,521,600	19,669,184
Valqua Ltd.	440,100	8,497,855
Total		460,193,112
Malta 1.5%
Kindred Group PLC(a)	2,138,257	37,573,398
Columbia Acorn International® | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 0.8%
Corporación Inmobiliaria Vesta SAB de CV	9,640,081	20,186,182
Netherlands 4.1%
Argenx SE, ADR(a)	123,933	34,129,909
BE Semiconductor Industries NV	155,660	13,002,710
IMCD NV	391,434	54,264,922
Total		101,397,541
New Zealand 1.9%
Fisher & Paykel Healthcare Corp., Ltd.	2,013,595	45,210,310
Russian Federation 1.3%
TCS Group Holding PLC, GDR(c)	564,034	32,689,335
Singapore 2.3%
Mapletree Commercial Trust	18,056,300	28,528,793
Mapletree Logistics Trust	19,842,744	28,531,969
Total		57,060,762
South Korea 2.6%
Koh Young Technology, Inc.	323,695	33,014,813
Korea Investment Holdings Co., Ltd.	401,665	30,516,662
Total		63,531,475
Spain 2.1%
Befesa SA	415,662	27,852,007
Vidrala SA	219,159	24,081,628
Total		51,933,635
Sweden 8.9%
AddTech AB, B Shares	2,727,260	40,592,983
Dometic Group AB(a)	2,028,960	29,492,008
Hexagon AB, Class B	659,512	60,878,459
Munters Group AB(a)	3,393,226	28,168,580
Sectra AB, Class B(a)	252,016	15,842,168
Sweco AB, Class B	1,834,118	29,933,197
Trelleborg AB, Class B(a)	474,941	12,079,342
Total		216,986,737
Switzerland 2.8%
Belimo Holding AG, Registered Shares	3,584	28,976,449
Gurit Holding AG	7,014	17,791,592
Inficon Holding AG	20,029	21,056,412
Total		67,824,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.7%
Parade Technologies Ltd.	905,000	39,079,157
Sinbon Electronics Co., Ltd.	2,584,000	24,013,956
Voltronic Power Technology Corp.	729,408	28,448,266
Total		91,541,379
Thailand 0.9%
Muangthai Capital PCL, Foreign Registered Shares	9,594,300	21,762,425
United Kingdom 12.2%
Abcam PLC(a)	920,246	17,646,927
Auto Trader Group PLC(a)	1,575,341	12,045,097
Dechra Pharmaceuticals PLC	834,811	39,474,833
Diploma PLC	743,506	26,141,285
Genus PLC	397,744	26,634,632
Halma PLC	530,883	17,368,727
Intermediate Capital Group PLC	1,873,853	47,575,906
Rentokil Initial PLC(a)	5,490,705	36,658,075
Rightmove PLC(a)	4,942,614	39,662,703
Safestore Holdings PLC	1,705,112	18,699,548
Spirax-Sarco Engineering PLC	109,638	17,226,113
Total		299,133,846
United States 1.5%
Inter Parfums, Inc.	510,745	36,227,143
Total Common Stocks (Cost $1,562,059,317)		2,348,342,264

Securities Lending Collateral 1.0%

Dreyfus Government Cash Management Fund, Instutional Shares, 0.030%(d),(e)	24,606,463	24,606,463
Total Securities Lending Collateral (Cost $24,606,463)		24,606,463

6	Columbia Acorn International® | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2021 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(d),(f)	70,142,590	70,135,576
Total Money Market Funds (Cost $70,135,576)		70,135,576
Total Investments in Securities (Cost $1,656,801,356)		2,443,084,303
Obligation to Return Collateral for Securities Loaned		(24,606,463)
Other Assets & Liabilities, Net		26,689,317
Net Assets		$2,445,167,157
At March 31, 2021, securities and/or cash totaling $3,303,423 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	259	06/2021	USD	28,386,400	—	(57,694)
MSCI Emerging Markets Index	489	06/2021	USD	32,335,125	—	(14,785)
Total					—	(72,479)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $23,550,656.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $32,689,335, which represents 1.34% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	61,934,514	168,900,714	(160,699,652)	—	70,135,576	—	13,762	70,142,590
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | Quarterly Report 2021	7

Portfolio of Investments
Columbia Acorn USA®, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Auto Components 2.2%
Dorman Products, Inc.(a)	37,320	3,830,525
LCI Industries	23,146	3,061,753
Total		6,892,278
Hotels, Restaurants & Leisure 4.8%
Choice Hotels International, Inc.	24,161	2,592,234
Churchill Downs, Inc.	20,786	4,727,152
Planet Fitness, Inc., Class A(a)	33,922	2,622,171
Wendy’s Co. (The)	92,771	1,879,540
Wingstop, Inc.	27,185	3,457,116
Total		15,278,213
Household Durables 0.9%
Skyline Champion Corp.(a)	67,124	3,038,032
Internet & Direct Marketing Retail 0.4%
Poshmark, Inc., Class A(a),(b)	33,982	1,379,669
Leisure Products 0.9%
Brunswick Corp.	31,210	2,976,498
Specialty Retail 3.4%
Boot Barn Holdings, Inc.(a)	65,235	4,064,793
Five Below, Inc.(a)	23,253	4,436,440
Vroom, Inc.(a)	60,528	2,359,987
Total		10,861,220
Total Consumer Discretionary		40,425,910
Consumer Staples 2.7%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	78,153	3,505,944
Household Products 1.1%
WD-40 Co.	11,522	3,527,806
Personal Products 0.5%
Inter Parfums, Inc.	21,726	1,541,025
Total Consumer Staples		8,574,775
Financials 7.5%
Banks 0.8%
Lakeland Financial Corp.	34,077	2,357,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.0%
Foresight Acquisition Corp.(a)	484,027	4,811,228
GCM Grosvenor, Inc., Class A	148,059	1,761,902
Hamilton Lane, Inc., Class A	27,738	2,456,477
Houlihan Lokey, Inc.	57,658	3,834,834
Total		12,864,441
Consumer Finance 1.9%
FirstCash, Inc.	37,907	2,489,353
Upstart Holdings, Inc.(a)	27,620	3,559,113
Total		6,048,466
Thrifts & Mortgage Finance 0.8%
Merchants Bancorp	63,302	2,654,886
Total Financials		23,925,581
Health Care 32.4%
Biotechnology 13.9%
ACADIA Pharmaceuticals, Inc.(a)	86,362	2,228,140
Acceleron Pharma, Inc.(a)	39,069	5,298,147
Anika Therapeutics, Inc.(a)	84,050	3,428,399
Arcus Biosciences, Inc.(a)	90,226	2,533,546
CRISPR Therapeutics AG(a)	22,529	2,745,159
Fate Therapeutics, Inc.(a)	71,320	5,880,334
Immunogen, Inc.(a)	551,003	4,463,124
Insmed, Inc.(a)	140,494	4,785,226
Kiniksa Pharmaceuticals Ltd., Class A(a)	119,965	2,220,552
Kura Oncology, Inc.(a)	157,311	4,447,182
Mirati Therapeutics, Inc.(a)	19,711	3,376,494
Natera, Inc.(a)	33,190	3,370,113
Total		44,776,416
Health Care Equipment & Supplies 5.9%
Atrion Corp.	4,173	2,676,186
Eargo, Inc.(a)	91,220	4,556,439
Globus Medical, Inc., Class A(a)	71,055	4,381,962
Haemonetics Corp.(a)	35,414	3,931,308
SI-BONE, Inc.(a)	104,495	3,323,986
Total		18,869,881
8	Columbia Acorn USA® | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.6%
Amedisys, Inc.(a)	15,067	3,989,591
Chemed Corp.	9,944	4,572,450
Corvel Corp.(a)	38,322	3,931,454
LHC Group, Inc.(a)	23,484	4,490,376
National Research Corp., Class A(a)	89,928	4,211,328
Total		21,195,199
Health Care Technology 0.6%
American Well Corp., Class A(a)	104,234	1,810,545
Life Sciences Tools & Services 3.0%
NanoString Technologies, Inc.(a)	54,507	3,581,655
Pacific Biosciences of California, Inc.(a)	129,130	4,301,320
Repligen Corp.(a)	8,646	1,680,869
Total		9,563,844
Pharmaceuticals 2.4%
Nektar Therapeutics(a)	113,000	2,260,000
Nuvation Bio, Inc.(a)	225,836	2,359,986
Reata Pharmaceuticals, Inc., Class A(a)	32,600	3,250,220
Total		7,870,206
Total Health Care		104,086,091
Industrials 14.8%
Aerospace & Defense 2.1%
BWX Technologies, Inc.	57,137	3,767,614
Curtiss-Wright Corp.	25,527	3,027,502
Total		6,795,116
Commercial Services & Supplies 0.6%
Unifirst Corp.	8,329	1,863,281
Construction & Engineering 0.1%
Comfort Systems U.S.A., Inc.	6,177	461,854
Electrical Equipment 3.9%
Atkor, Inc.(a)	44,463	3,196,890
Plug Power, Inc.(a)	125,188	4,486,738
Shoals Technologies Group, Inc., Class A(a)	134,176	4,666,641
Total		12,350,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.3%
ITT, Inc.	53,365	4,851,412
SPX Corp.(a)	7,509	437,549
Watts Water Technologies, Inc., Class A	18,353	2,180,520
Total		7,469,481
Professional Services 3.1%
Exponent, Inc.	68,491	6,674,448
ICF International, Inc.	37,423	3,270,770
Total		9,945,218
Road & Rail 1.5%
Saia, Inc.(a)	20,828	4,802,520
Trading Companies & Distributors 1.2%
SiteOne Landscape Supply, Inc.(a)	22,343	3,814,844
Total Industrials		47,502,583
Information Technology 22.5%
Communications Equipment 0.9%
Calix, Inc.(a)	80,359	2,785,243
Electronic Equipment, Instruments & Components 2.1%
Badger Meter, Inc.	40,871	3,803,864
ePlus, Inc.(a)	30,734	3,062,336
Total		6,866,200
IT Services 1.9%
DigitalOcean Holdings, Inc.(a)	68,641	2,891,845
Endava PLC, ADR(a)	32,820	2,779,526
LiveRamp Holdings, Inc.(a)	7,327	380,125
Total		6,051,496
Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries, Inc.	25,115	2,741,804
Inphi Corp.(a)	16,941	3,022,444
Total		5,764,248
Software 15.8%
Blackline, Inc.(a)	39,427	4,273,887
CyberArk Software Ltd.(a)	12,691	1,641,454
Elastic NV(a)	17,826	1,982,251
j2 Global, Inc.(a)	39,592	4,745,497
JFrog Ltd.(a)	68,248	3,028,164
Manhattan Associates, Inc.(a)	52,889	6,208,111

Columbia Acorn USA® | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medallia, Inc.(a)	92,115	2,569,087
Mimecast Ltd.(a)	70,809	2,847,230
Olo, Inc., Class A(a)	101,606	2,681,382
ON24, Inc.(a),(b)	51,446	2,495,646
Q2 Holdings, Inc.(a)	32,517	3,258,203
Qualys, Inc.(a)	55,409	5,805,755
Sprout Social, Inc., Class A(a)	111,614	6,446,825
Voyager Digital Ltd.(a)	108,299	2,800,612
Total		50,784,104
Total Information Technology		72,251,291
Materials 1.3%
Chemicals 1.3%
Avient Corp.	86,200	4,074,674
Total Materials		4,074,674
Real Estate 2.7%
Real Estate Management & Development 2.7%
Colliers International Group, Inc.	33,829	3,323,361
FirstService Corp.	13,489	1,998,935
Redfin Corp.(a)	49,780	3,314,850
Total		8,637,146
Total Real Estate		8,637,146
Total Common Stocks (Cost $215,442,641)		309,478,051

Limited Partnerships 0.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.8%
Hotels, Restaurants & Leisure 0.8%
Cedar Fair LP(a)	52,945	2,630,307
Total Consumer Discretionary		2,630,307
Total Limited Partnerships (Cost $1,387,524)		2,630,307

Securities Lending Collateral 1.0%

Dreyfus Government Cash Management Fund, Instutional Shares, 0.030%(c),(d)	3,258,530	3,258,530
Total Securities Lending Collateral (Cost $3,258,530)		3,258,530

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(e)	10,660,857	10,659,791
Total Money Market Funds (Cost $10,659,763)		10,659,791
Total Investments in Securities (Cost: $230,748,458)		326,026,679
Obligation to Return Collateral for Securities Loaned		(3,258,530)
Other Assets & Liabilities, Net		(2,095,955)
Net Assets		320,672,194

At March 31, 2021, securities and/or cash totaling $643,500 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	37	06/2021	USD	4,111,625	109,741	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $3,484,313.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
10	Columbia Acorn USA® | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,540,814	53,446,717	(46,326,945)	(795)	10,659,791	796	2,435	10,660,857
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn USA® | Quarterly Report 2021	11

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 2.2%
carsales.com Ltd.	729,186	9,916,292
Brazil 2.1%
TOTVS SA	1,841,464	9,487,613
Canada 3.4%
CCL Industries, Inc.	279,844	15,480,827
China 10.2%
NetEase, Inc., ADR	145,758	15,050,971
New Oriental Education & Technology Group, Inc., ADR(a)	1,028,688	14,401,632
Shenzhou International Group Holdings Ltd.	839,300	17,555,262
Total		47,007,865
Denmark 3.0%
SimCorp AS	112,561	13,936,892
Germany 4.9%
Nemetschek SE	215,416	13,750,862
TeamViewer AG(a)	204,119	8,729,411
Total		22,480,273
Italy 4.2%
Amplifon SpA(a)	275,031	10,234,085
Nexi SpA(a)	527,377	9,201,279
Total		19,435,364
Japan 16.8%
Daifuku Co., Ltd.	97,000	9,532,117
Hikari Tsushin, Inc.	83,800	16,895,490
Lasertec Corp.	64,600	8,531,171
Obic Co., Ltd.	62,600	11,486,576
Recruit Holdings Co., Ltd.	289,400	14,211,338
Sekisui Chemical Co., Ltd.	866,400	16,682,832
Total		77,339,524
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 6.5%
IMCD NV	106,171	14,718,601
Koninklijke Philips NV(a)	266,907	15,220,475
Total		29,939,076
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 3.1%
Fisher & Paykel Healthcare Corp., Ltd.	627,579	14,090,739
Singapore 2.1%
Mapletree Logistics Trust	6,600,900	9,491,463
South Korea 4.3%
Koh Young Technology, Inc.	101,539	10,356,327
Korea Investment Holdings Co., Ltd.	124,740	9,477,172
Total		19,833,499
Sweden 10.4%
Hexagon AB, Class B	255,355	23,571,396
Sectra AB, Class B(a)	181,044	11,380,744
Sweco AB, Class B	620,763	10,130,984
Trelleborg AB, Class B(a)	99,500	2,530,619
Total		47,613,743
Switzerland 7.2%
Belimo Holding AG, Registered Shares	1,429	11,553,389
Lonza Group AG, Registered Shares	17,974	10,052,849
Partners Group Holding AG	8,904	11,378,652
Total		32,984,890
Taiwan 5.3%
Parade Technologies Ltd.	287,000	12,393,059
Voltronic Power Technology Corp.	312,852	12,201,809
Total		24,594,868
United Kingdom 12.2%
Dechra Pharmaceuticals PLC	316,203	14,951,960
Intermediate Capital Group PLC	407,784	10,353,370
Rentokil Initial PLC(a)	2,326,028	15,529,465
Rightmove PLC(a)	1,916,122	15,376,191
Total		56,210,986
Total Common Stocks (Cost $348,446,920)		449,843,917

12	Columbia Acorn International SelectSM | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2021 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(d),(e)	8,868,085	8,867,199
Total Money Market Funds (Cost $8,867,199)		8,867,199
Total Investments in Securities (Cost $357,314,119)		458,711,116
Other Assets & Liabilities, Net		1,020,075
Net Assets		$459,731,191
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $3, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,594,978	31,085,196	(25,812,975)	—	8,867,199	—	1,093	8,868,085
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International SelectSM | Quarterly Report 2021	13

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.9%
	Shares	Value ($)
Dividend Income 5.1%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,424,448	97,631,001
International Small Mid Cap 4.8%
Columbia Acorn International®, Institutional 3 Class(a)	2,668,243	93,281,781
U.S. Large Cap 24.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,844,370	94,888,201
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,313,446	96,156,193
Columbia Large Cap Index Fund, Institutional 3 Class(a)	4,870,863	286,942,547
Total		477,986,941
U.S. Mid Cap 5.2%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	7,592,432	99,612,709
U.S. Small Mid Cap 4.9%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	5,055,050	93,417,319
Total Equity Funds (Cost $641,348,389)		861,929,751

Exchange-Traded Equity Funds 5.0%

U.S. Large Cap 5.0%
Columbia Research Enhanced Core ETF(a)	3,623,435	96,711,292
Total Exchange-Traded Equity Funds (Cost $73,038,171)		96,711,292

Exchange-Traded Fixed Income Funds 5.0%
	Shares	Value ($)
Multisector 5.0%
Columbia Diversified Fixed Income Allocation ETF(a)	4,509,165	95,233,565
Total Exchange-Traded Fixed Income Funds (Cost $93,123,610)		95,233,565

Fixed Income Funds 44.6%

Investment Grade 44.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,922,267	95,379,036
Columbia Quality Income Fund, Institutional 3 Class(a)	8,331,630	190,294,427
Columbia Short Term Bond Fund, Institutional 3 Class(a)	14,128,698	142,558,565
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,531,175	95,197,498
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	28,820,107	332,007,629
Total		855,437,155
Total Fixed Income Funds (Cost $860,870,851)		855,437,155

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 0.067%(a),(c)	7,076,963	7,076,256
Total Money Market Funds (Cost $7,076,253)		7,076,256
Total Investments in Securities (Cost: $1,675,457,274)		1,916,388,019
Other Assets & Liabilities, Net		2,665,231
Net Assets		1,919,053,250
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn International®, Institutional 3 Class
	86,086,340	7,363,294	—	(167,853)	93,281,781	—	—	—	2,668,243
Columbia Acorn® Fund, Institutional 3 Class
	84,751,736	7,010,458	—	1,655,125	93,417,319	—	—	—	5,055,050
14	Columbia Thermostat FundSM | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	85,172,403	3,505,536	—	6,210,262	94,888,201	—	—	—	2,844,370
Columbia Corporate Income Fund, Institutional 3 Class
	84,644,993	14,826,266	—	(4,092,223)	95,379,036	—	—	526,923	8,922,267
Columbia Diversified Fixed Income Allocation ETF
	84,444,150	14,864,486	—	(4,075,071)	95,233,565	—	—	351,075	4,509,165
Columbia Dividend Income Fund, Institutional 3 Class
	83,970,346	6,162,808	—	7,497,847	97,631,001	—	—	412,805	3,424,448
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	84,343,847	4,930,845	—	6,881,501	96,156,193	—	—	—	3,313,446
Columbia Large Cap Index Fund, Institutional 3 Class
	254,114,521	16,710,002	—	16,118,024	286,942,547	—	—	—	4,870,863
Columbia Quality Income Fund, Institutional 3 Class
	169,430,970	18,561,871	—	2,301,586	190,294,427	—	—	1,406,209	8,331,630
Columbia Research Enhanced Core ETF
	83,125,929	6,115,275	—	7,470,088	96,711,292	—	—	—	3,623,435
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	87,709,618	153,815	—	11,749,276	99,612,709	—	—	153,814	7,592,432
Columbia Short Term Bond Fund, Institutional 3 Class
	126,683,822	16,039,227	—	(164,484)	142,558,565	—	—	537,240	14,128,698
Columbia Short-Term Cash Fund, 0.067%
	6,901,030	121,074,427	(120,899,201)	—	7,076,256	—	—	2,005	7,076,963
Columbia Total Return Bond Fund, Institutional 3 Class
	84,645,589	12,462,107	—	(1,910,198)	95,197,498	—	—	885,290	2,531,175
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	295,666,771	51,042,995	—	(14,702,137)	332,007,629	—	—	964,952	28,820,107
Total	1,701,692,065			34,771,743	1,916,388,019	—	—	5,240,313

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | Quarterly Report 2021	15

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Austria 1.7%
S&T AG(a)	78,797	1,960,269
Cyprus 1.1%
TCS Group Holding PLC GDR(b)	22,400	1,298,221
Denmark 5.3%
ALK-Abello AS(a)	7,153	2,716,210
SimCorp AS	29,152	3,609,494
Total		6,325,704
France 1.8%
Robertet SA	1,957	2,122,851
Germany 12.1%
Eckert & Ziegler Strahlen- und Medizintechnik AG	26,016	2,077,026
Exasol AG(a)	63,004	1,595,928
Hypoport SE(a)	4,483	2,377,645
Jenoptik AG	67,911	2,041,071
Nemetschek SE	46,485	2,967,323
TeamViewer AG(a)	39,788	1,701,585
Washtec AG(a)	29,659	1,704,793
Total		14,465,371
Greece 1.7%
JUMBO SA	107,370	1,970,064
Italy 7.3%
Amplifon SpA(a)	67,515	2,512,278
Carel Industries SpA	110,051	2,240,426
GVS SpA(a)	115,021	1,809,075
Nexi SpA(a)	122,815	2,142,784
Total		8,704,563
Malta 2.2%
Kindred Group PLC(a)	146,711	2,578,002
Netherlands 6.1%
Argenx SE(a)	3,935	1,082,022
BE Semiconductor Industries NV	27,842	2,325,719
IMCD NV	28,075	3,892,068
Total		7,299,809
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.8%
Befesa SA	33,029	2,213,154
Vidrala SA	21,482	2,360,485
Total		4,573,639
Sweden 19.4%
AddTech AB, B Shares	239,339	3,562,361
Dometic Group AB(a)	134,466	1,954,535
Dustin Group AB	168,551	1,720,979
Hexagon AB, Class B	48,972	4,520,524
Munters Group AB(a)	373,373	3,099,525
Sectra AB, Class B(a)	61,901	3,891,206
Sweco AB, Class B	198,160	3,234,013
Trelleborg AB, Class B(a)	46,139	1,173,469
Total		23,156,612
Switzerland 7.7%
Belimo Holding AG, Registered Shares	359	2,902,496
Gurit Holding AG	564	1,430,632
Inficon Holding AG	1,691	1,777,742
Kardex Energy AG	5,800	1,185,542
Partners Group Holding AG	1,493	1,907,943
Total		9,204,355
United Kingdom 24.6%
Abcam PLC(a)	54,262	1,040,545
Auto Trader Group PLC(a)	229,147	1,752,064
Dechra Pharmaceuticals PLC	72,221	3,415,039
Diploma PLC	100,061	3,518,093
Genus PLC	33,650	2,253,347
Halma PLC	63,394	2,074,041
Intermediate Capital Group PLC	108,337	2,750,606
Rentokil Initial PLC(a)	443,866	2,963,421
Rightmove PLC(a)	512,950	4,116,240
Safestore Holdings PLC	205,461	2,253,241
Spirax-Sarco Engineering PLC	20,361	3,199,081
Total		29,335,718
16	Columbia Acorn European FundSM | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.7%
Inter Parfums, Inc.	27,827	1,973,769
Total Common Stocks (Cost $74,806,591)		114,968,947

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	4,755,848	4,755,373
Total Money Market Funds (Cost $4,755,373)		4,755,373
Total Investments in Securities (Cost $79,561,964)		119,724,320
Other Assets & Liabilities, Net		(560,459)
Net Assets		$119,163,861
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $1,298,221, which represents 1.09% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	2,989,602	16,057,847	(14,292,076)	—	4,755,373	—	728	4,755,848
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn European FundSM | Quarterly Report 2021	17

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1QT110_12_L01_(05/21)